Income Taxes (Details) - Schedule of Unused Tax Credits and Unused Tax Losses	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-capital losses available for future periods – US [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	45,697,000	41,188,000
Expiry Date Range	2036 to indefinite
Non-capital losses available for future periods – US [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		2036 to indefinite
Non-capital losses available for future periods – Canada [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	22,862,000	21,739,000
Expiry Date Range	2026 to 2043
Non-capital losses available for future periods – Canada [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		2026 to 2041
Allowable capital losses [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	13,463,000	13,178,000
Expiry Date Range	No expiry date
Allowable capital losses [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		No expiry date
Property and equipment [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	280,000	270,000
Expiry Date Range	No expiry date
Property and equipment [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		No expiry date
Intangible assets [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	9,747,000	2,962,000
Expiry Date Range	No expiry date
Intangible assets [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		No expiry date
Exploration and evaluation assets [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	5,446,000	5,446,000
Expiry Date Range	No expiry date
Exploration and evaluation assets [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		No expiry date
Share issuance costs [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Temporary Differences	2,715,000	2,922,000
Expiry Date Range	No expiry date
Share issuance costs [Member] | Minimum [Member]
Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses [Line Items]
Expiry Date Range		No expiry date